Operations	12 Months Ended
Dec. 31, 2022
Disclosure of Operations [Abstract]
Operations
1 Operations

Ultrapar Participações S.A. (“Ultrapar” or “Company”) is a publicly-traded company headquartered at the Brigadeiro Luís Antônio Avenue, 1343 in the city of São Paulo – SP, Brazil, listed on B3 S.A. Brasil, Bolsa, Balcão (“B3”), in the Novo Mercado listing segment under the ticker “UGPA3” and on the New York Stock Exchange (“NYSE”) in the form of level III American Depositary Receipts (“ADRs”) under the ticker “UGP”.

The Company engages in the investment of its own capital in services, commercial and industrial activities, through the subscription or acquisition of shares of other companies. Through its subsidiaries, it operates on liquefied petroleum gas – LPG distribution (“Ultragaz”), fuel distribution and related businesses (“Ipiranga” or “IPP”) and storage services for liquid bulk (“Ultracargo”). The information on segments is disclosed in Note 30.

These financial statements were authorized for issuance by the Management on April 25, 2023.

a. Principles of consolidation and interest in subsidiaries

a.1 Principles of consolidation

In the preparation of the consolidated financial statements the investments of one company in another, balances of asset and liability accounts, revenues transactions, costs and expenses were eliminated, as well as the effects of transactions conducted between the companies. Non-controlling interests in subsidiaries are presented within consolidated equity and net income.

Consolidation of a subsidiary begins when the Company obtains direct or indirect control over an entity and ceases when the company loses control. Income and expenses of a subsidiary acquired are included in the consolidated statements of income and of comprehensive income from the date the Company gains the control. Income and expenses of a subsidiary, in which the Company loses control, are included in the consolidated statements of income and of comprehensive income until the date the Company loses control.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies.

a.2. Interest in subsidiaries

The consolidated financial statements include the following direct and indirect subsidiaries:

			% interest in the share capital
			12/31/2022		12/31/2021		12/31/2020
			Control		Control		Control
	Location	Segment	Direct	Indirect	Direct	Indirect	Direct	Indirect
Ipiranga Produtos de Petróleo S.A.	Brazil	Ipiranga	100	-	100	-	100	-
am/pm Comestíveis Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Icorban - Correspondente Bancário Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Trading Limited	British Virgin Islands	Ipiranga	-	100	-	100	-	100
Tropical Transportes Ipiranga Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Imobiliária Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Logística Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Oil Trading Importadora e Exportadora Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Iconic Lubrificantes S.A.	Brazil	Ipiranga	-	56	-	56	-	56
Integra Frotas Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Imaven Imóveis Ltda.	Brazil	Others	-	100	-	100	-	100
Imifarma Produtos Farmacêuticos e Cosméticos S.A.(3)	Brazil	Extrafarma	-	-	-	100	-	100
Ultragaz Participações Ltda (8)	Brazil	Ultragaz	100	-	-	-	-	-
Ultragaz Energia Ltda (10)	Brazil	Ultragaz	-	100	-	100	-	-
Stella GD Intermediação de Geração Distribuída de Energia Ltda.(9)	Brazil	Ultragaz	-	100	-	-	-	-
Companhia Ultragaz S.A. (8)	Brazil	Ultragaz	-	99	-	99	-	99
Nova Paraná Distribuidora de Gás Ltda. (1)	Brazil	Ultragaz	-	100	-	100	-	100
Utingás Armazenadora S.A	Brazil	Ultragaz	-	57	-	57	-	57
Bahiana Distribuidora de Gás Ltda. (7)	Brazil	Ultragaz	-	100	-	100	-	100
LPG International Inc. (7)	Cayman Islands	Ultragaz	-	100	-	100	-	100
UVC Investimentos Ltda	Brazil	Others	100	-	-	99	-	99
Centro de Conveniências Millennium Ltda. and subsidiaries	Brazil	Others	100	-	100	-	100	-
Oxiteno S.A. Indústria e Comércio (4)	Brazil	Oxiteno	-	-	100	-	100	-
Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Argentina	Oxiteno	-	-	-	100	-	100
Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Brazil	Oxiteno	-	-	-	100	-	100
Oxiteno Uruguay S.A.	Uruguay	Oxiteno	-	-	-	100	-	100
Oxiteno México S.A. de C.V.	Mexico	Oxiteno	-	-	-	100	-	100
Oxiteno Servicios Corporativos S.A. de C.V.	Mexico	Oxiteno	-	-	-	100	-	100
Oxiteno Servicios Industriales S.A. de C.V.	Mexico	Oxiteno	-	-	-	100	-	100
Oxiteno USA LLC	United States	Oxiteno	-	-	-	100	-	100
Global Petroleum Products Trading Corp. (5)	British Virgin Islands	Oxiteno	-	-	-	100	-	100
Oxiteno Europe SPRL	Belgium	Oxiteno	-	-	-	100	-	100
Oxiteno Colombia S.A.S.	Colombia	Oxiteno	-	-	-	100	-	100
Oxiteno Shanghai LTD.	China	Oxiteno	-	-	-	100	-	100
Empresa Carioca de Produtos Químicos S.A.	Brazil	Oxiteno	-	-	-	100	-	100
Ultracargo - Operações Logísticas e Participações Ltda.	Brazil	Ultracargo	100	-	100	-	100	-
Ultracargo Logística S.A. (2)	Brazil	Ultracargo	-	99	-	99	-	99
TEAS – Terminal Exportador de Álcool de Santos Ltda.	Brazil	Ultracargo	-	100	-	100	-	100
Ultracargo Vila do Conde Logística Portuária S.A. (6)	Brazil	Ultracargo	-	100	-	100	-	100
Ultrapar International S.A.	Luxembourg	Others	100	-	100	-	100	-
SERMA - Ass. dos usuários equip. proc. de dados	Brazil	Others	-	100	-	100	-	100
UVC - Fundo de investimento em participações multiestratégia investimento no exterior	Brazil	Others	100	-	100	-	100	-
Eaí Clube Automobilista S.A.	Brazil	Others	100	-	100	-	100	-

The percentages in the table above are rounded.

(1)	Non-operating company in closing phase.
(2)	In April 2021, the name of subsidiary Terminal Químico de Aratu S.A - Tequimar was changed to Ultracargo Logística S.A. (“Ultracargo Logística”).
(3)	On May 18, 2021, the Company announced the signing of an agreement for the sale of all shares of Extrafarma to Pague Menos. As of December 31, 2021, the Company reclassified the subsidiary’s balances to “assets and liabilities held for sale”, being the transaction closed on August 1, 2022 after the fulfillment of all conditions precedent. For further details, see note 4.c.1.
(4)	On August 16, 2021, the Company announced the signing of an agreement for the sale of its interest in Oxiteno S.A. to Indorama. As of December 31, 2021, the Company reclassified the subsidiary’s balances to “assets and liabilities held for sale”. On April 1, 2022, the transaction was consummated.
(5)	On January 27, 2022, the subsidiary Global Petroleum Products Trading Corp (“GPPT”) was dissolved.
(6)	On April 29, 2022, the name of subsidiary Tequimar Vila do Conde Logística Portuária S.A was changed to Ultracargo Vila do Conde Logística Portuária S.A.
(7)	On July 1, 2022, the indirect subsidiaries Bahiana Distribuidora de Gás Ltda. (“Bahiana”) and LPG International Inc. (“LPG”) became controlled by Ultragaz.
(8)	On August 1, 2022, the subsidiary Companhia Ultragaz S.A. (“Ultragaz”) became directly controlled by Ultrapar. In November 2022, Ultragaz became an investee of Ultragaz Participações Ltda.
(9)	On September 12, 2022, the Company through its subsidiary Ultragaz Energia Ltda., signed an agreement for the acquisition of all quotas of Stella GD Intermediação de Geração Distribuída de Energia Ltda. (“Stella”). The closing of the acquisition ocurred on October 1, 2022 (see note 33.a).
(10)	On November 18, 2022, the name of subsidiary Ultragaz Comercial Ltda. was changed to Ultragaz Energia Ltda.

b.      Main events that occurred in the year

b.1 Clarifications on the impacts of the military conflicts between Russia and Ukraine

On February, 2022 a full-scale military invasion of Ukraine by Russian troops began. Since then, global markets have experienced volatility and disruption following the escalation of geopolitical tensions and the onset of military conflict between these countries. While the duration and the impact of the ongoing military conflict is highly unpredictable, the conflict in Ukraine has and may lead to market disruptions and significant volatility in commodity prices, including crude oil, which may affect the prices of petroleum-based fuel and the demand in the markets in which we operate. Furthermore, the governments of the United States and other countries have imposed economic sanctions on Russia, including politicians and corporate and banking entities. These sanctions, or even the threat of further sanctions, may lead Russia to take countermeasures or retaliatory actions, which may lead to further disruptions in the market and an increase in crude oil prices and its derivatives globally, which may negatively impact our business and operations.

In addition, any new global financial crisis could have a negative impact on our borrowing cost and on our ability to obtain future borrowings. Disruptions in the financial markets could also lead to a reduction in available commercial credit due to liquidity concerns of the counterparties. If we experience a decrease in demand for our products or an increase in the default rate on our receivables, or if we are unable to obtain borrowings, our business, financial condition and results of operations could be adversely affected.

b.2 Conclusion (“closing”) of Oxiteno S.A. sale agreement

On August 16, 2021, the Company signed the agreement for the sale of all shares of Oxiteno S.A. – Indústria e Comércio (“Oxiteno S.A.”) to Indorama Ventures PLC (“Indorama”). On March 7, 2022, the Administrative Council for Economic Defense (CADE) approved the transaction without restrictions. On April 1, 2022, all conditions precedent were met and the transaction was completed. The initial payment of US$ 1,150 million (equivalent to R$ 5,448 million) (1), adjusted for variations in working capital and net debt position of US$ 176 million (equivalent to R$ 834 million)(1), resulted in a total initial payment of US$ 1,326 (equivalent to R$ 6,282 million)(1), made on April 1, 2022. The final payment of US$ 150 million will be made in April 2024. The Company held a 100% interest in Oxiteno S.A. For further information see note 4.b.

(1) Amount converted into reais at the exchange rate on the closing date of the transaction (US$ 1.00 to R$ 4.7372).

b.3 Conclusion (“closing”) of Extrafarma sale agreement

On May 18, 2021 the Company signed the agreement for the sale of all shares of Extrafarma held by subsidiary IPP to Empreendimentos Pague Menos S.A. (“Pague Menos”). On June 22, 2022, CADE approved the transaction, through the execution of a Merger Control Agreement (“Acordo em Controle de Concentrações - ACC”), providing for the divestment of 8 Extrafarma stores, which did not result in change in the enterprise value. On August 1, 2022, the transaction was closed, after the fulfillment of all precedent conditions. The amount of R$ 700 million was adjusted by the variations in working capital and net debt position of R$ 37.7 million resulting in the total amount of R$ 737.7 million. This amount is still subject to final working capital and net debt adjustments. Of the first installment of R$ 372.3 million, R$ 365.4 million was paid by Pague Menos on August 1, 2022 and R$ 6.9 million was paid in cash by shareholders who exercised their preemptive rights. The payment of the two remaining installments of R$ 182.7 million each will be made in August 2023 and August 2024 by Pague Menos, corrected by DI + 0,5% p.a. The Company held a 100% interest in Extrafarma, through subsidiary Ipiranga. For further information see note 4.a.

b.4. Signing of an agreement for the acquisition of Stella by Ultragaz

On September 12, 2022, Ultrapar signed an agreement for the acquisition of all quotas of Stella GD Intermediação de Geração Distribuída de Energia Ltda. (“Stella”), which was closed on October 1, 2022. The acquisition value is a minimum amount of R$ 63 million, with an initial payment of R$ 7.6 million. The remaining acquisition amount proportional to the share held by the sellers will be settled in 2027, and is mainly subject to the acquired company’s performance conditions. For further information, see note 34.